Common Stock and Additional Paid-In Capital	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Common Stock and Additional Paid-In Capital
a)	On July 1, 2011, the Company issued 5,175,000 stock options to directors, officers and consultants of the Company valued at $1,364,648. The stock options were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.95%; expected volatility - 137%; dividend yield - NIL; and expected life - 5 years. These stock options vested on the grant date.

b)	On October 24, 2011, the Company issued 1,850,000 stock options to directors, officers and consultants of the Company valued at $321,530. The stock options were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.60%; expected volatility - 133%; dividend yield - NIL; and expected life - 5 years. These stock options vested on the grant date.

c)	On December 16, 2011, the Company issued 2,365,000 stock options to directors, officers and consultants of the Company valued at $431,613. The stock options were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.60%; expected volatility - 133%; dividend yield - NIL; and expected life - 5 years. These stock options vested on the grant date.

d)	On December 16, 2011, the Company issued 7,500,000 shares of common stock at $0.18 per share valued at $1,350,000 as consideration for the Joint Venture Agreement with Malagasy Minerals Ltd.

e)	On March 4, 2012, the Company issued 460,000 shares of common stock for consideration of $69,000. The shares were issued pursuant to the exercise of stock options.

f)	On March 7, 2012, the Company issued 6,275,000 stock options to directors, officers and consultants of the Company valued at $1,513,530. The stock options were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.00%; expected volatility - 131%; dividend yield - NIL; and expected life - 5 years. These stock options vested on the grant date.

g)	On March 25, 2012, the Company closed a private placement with DRA Minerals Inc, a process development and mine engineering company, raising $635,000 by issuing 2,540,000 common stock at $0.25 per share.

h)	On April 9, 2012, the Company issued 50,000 shares of common stock for consideration of $15,000. The shares were issued pursuant to the exercise of stock options.

i)	On May 23, 2012, the Company issued 180,000 stock options to directors, officers and consultants of the Company valued at $35,982. The stock options were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.00%; expected volatility - 134%; dividend yield - NIL; and expected life - 5 years. These stock options vested on the grant date.

j)	During July 2012, the Company issued 700,000 shares of common stock for consideration of $105,000. The shares were issued pursuant to the exercise of stock options.

k)	On July 13, 2012, the Company issued 1,695,000 stock options to directors, officers and consultants of the Company valued at $411,038. The stock options were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.25%; expected volatility - 138%; dividend yield - NIL; and expected life - 4 years. These stock options vested on the grant date.

l)	During November 2012, the Company closed a brokered and non-brokered private placement raising a total of $2,032,500. The Company issued 5,807,142 shares of common stock at $0.35 per share and 2,903,571 common share purchase warrants at an exercise price of $0.50 and an expiry date 24 months from the date of issuance. In addition, the Company paid a fee of $119,010 and issued 340,028 compensation common shares purchase warrants. Each compensation common share purchase warrant entitles the holder to purchase one common share at $0.35 and one half of one common share purchase warrant at an exercise price of $0.50.